Financial Assets At Fair Value Through Profit Or Loss And Stock Loan	12 Months Ended
Dec. 31, 2019
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Abstract]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan
13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS AND STOCK LOAN

	December 31,
	2018	2019
	HK$	HK$
Financial assets at fair value through profit or loss	1,953,078,309	1,572,697,716
Stock loan	1,535,679,600	1,200,980,200

	3,488,757,909	2,773,677,916

Listed equity shares, at quoted price
—Investment A	3,134,040,000	2,450,980,000
—Investment B	73,476,000	—

Total listed equity shares, at quoted price	3,207,516,000	2,450,980,000

Unlisted debt securities
—Investment C	78,316,000	—

Unlisted equity shares
—Investment C	—	77,023,394
—Investment D	47,417,581	47,149,360
—Investment E	155,508,328	198,525,162

Total unlisted equity shares	202,925,909	322,697,916

	3,488,757,909	2,773,677,916

The above unlisted investments at December
31
,
2018 and 2019 were equity shares investments and debt securities issued by enterprises. The Group has not elected to recogni
z
e equity share investments at the fair value gain or loss through other comprehensive income. Debt securities were mandatorily classified as financial assets at fair value through profit or loss as their contractual cash flows are not solely payments of principal and interest or are managed on fair value basis. Financial assets at fair value through profit or loss are categori
z
ed into levels 1 and 3.
As at December
31,
2018 and 2019, the Group’s listed equity investments with a carrying amount of HK$1,598,360,400 and HK$1,249,999,800, respectively, were pledged against its margin loans payable.
On September
17,
2017, the Group entered into a stock borrowing and lending agreement (“stock loan”) with the intermediate holding company, pursuant to which the Group lent certain listed equity investment in Investment A to the intermediate holding company. The stock loan is repayable on demand and interest free.
The intermediate holding company pledged the listed equity shares to a third party as collateral for loan facilities maturing in 2022. In November 2018, the Group demanded and partially recovered some of the listed equity investments with carrying amounts of HK$660,983,400.
As at December
31,
2018 and 2019, the fair values of the listed equity shares under the stock loan were HK$1,535,679,600 and HK$1,200,980,200, respectively.
In addition
,
the unrealized gain on the stock loan were HK$98,441,000 for the year ended December
31,
2018, and the unrealized loss on the stock loan was HK$334,699,400 for the year ended December
31,
2019.